Operating Segment Information (Schedule Of Operating Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Pawn loan fees and service charges	$ 79,298		$ 76,500							$ 227,940	$ 221,450	$ 300,929	$ 282,197	$ 243,713
Proceeds from disposition of merchandise	128,660		153,493							438,909	517,832	703,767	688,884	588,190
Consumer loan fees	227,563		205,094							640,199	558,656	781,520	598,646	490,952
Other	2,280		4,607							9,832	10,888	14,214	13,337	14,195
Total revenue	437,801	491,604	439,694	411,644	457,488	473,957	398,304	345,939	364,864	1,316,880	1,308,826	1,800,430	1,583,064	1,337,050
Disposed merchandise	91,101		106,918							301,397	350,878	478,179	447,617	382,467
Consumer loan loss provision	99,693		84,299							251,774	219,079	316,294	225,688	182,394
Total cost of revenue	190,794	224,516	191,217	178,036	200,704	225,628	162,850	136,091	148,736	553,171	569,957	794,473	673,305	564,861
Net revenue	247,007	267,088	248,477	233,608	256,784	248,329	235,454	209,848	216,128	763,709	738,869	1,005,957	909,759	772,189
Expenses
Operation and administration	199,705		181,215							554,042	515,560	714,614	611,268	521,134
Depreciation and amortization	18,783		27,074							54,314	56,882	75,428	54,149	43,923
Total Expenses	218,488		208,289							608,356	572,442	790,042	665,417	565,057
Income (loss) from operations	28,519		40,188							155,353	166,427	215,915	244,342	207,132
Interest expense	(9,260)		(7,196)							(25,608)	(21,065)	(29,131)	(25,528)	(22,345)
Equity in income (loss) of unconsolidated subsidiary	0		(61)							(136)	(209)	(295)	(104)	(136)
Provision (benefit) for income taxes	(28,013)		25,116							12,727	67,487	84,656	82,360	69,269
Expenditures for property and equipment										43,006	58,566	79,399	75,049	59,697
Assets	1,991,329	1,818,258	1,792,407			1,674,249				1,991,329	1,792,407	1,818,258	1,674,249	1,427,186
Goodwill	670,037	608,216	599,337			562,721				670,037	599,337	608,216	562,721	543,324
E-Commerce [Member]
Revenue
Pawn loan fees and service charges	0		0							0	0	0	0	0
Proceeds from disposition of merchandise	0		0							0	0	0	30	0
Consumer loan fees	198,059		173,649							555,726	469,260	659,628	479,454	376,979
Other	318		388							1,143	846	1,359	879	1,338
Total revenue	198,377		174,037							556,869	470,106	660,987	480,363	378,317
Disposed merchandise	0		0							0	0	0	23	0
Consumer loan loss provision	89,656		76,238							227,847	199,949	287,069	201,687	164,957
Total cost of revenue	89,656		76,238							227,847	199,949	287,069	201,710	164,957
Net revenue	108,721		97,799							329,022	270,157	373,918	278,653	213,360
Expenses
Operation and administration	70,417		64,448							201,106	168,538	234,358	173,121	136,170
Depreciation and amortization	3,958		3,379							12,986	9,281	13,272	11,263	8,559
Total Expenses	74,375		67,827							214,092	177,819	247,630	184,384	144,729
Income (loss) from operations	34,346		29,972							114,930	92,338	126,288	94,269	68,631
Interest expense												0	0	0
Provision (benefit) for income taxes												38,503	28,085	18,422
Expenditures for property and equipment												17,872	15,073	12,687
Assets	637,255	570,622	557,124			488,018				637,255	557,124	570,622	488,018	374,446
Goodwill	210,368	210,371	210,372			210,282				210,368	210,372	210,371	210,282	210,282
E-Commerce [Member] | Domestic Country [Member]
Revenue
Pawn loan fees and service charges	0		0							0	0	0	0	0
Proceeds from disposition of merchandise	0		0							0	0	0	30	0
Consumer loan fees	104,954		89,342							283,097	232,268	332,752	254,152	275,036
Other	249		374							1,051	827	1,326	593	1,259
Total revenue	105,203		89,716							284,148	233,095	334,078	254,775	276,295
Disposed merchandise	0		0							0	0	0	23	0
Consumer loan loss provision	49,225		42,877							112,391	95,474	143,006	90,535	116,246
Total cost of revenue	49,225		42,877							112,391	95,474	143,006	90,558	116,246
Net revenue	55,978		46,839							171,757	137,621	191,072	164,217	160,049
Expenses
Operation and administration	38,662		33,397							99,906	82,986	116,202	88,577	93,928
Depreciation and amortization	3,252		3,037							10,885	8,376	11,987	10,413	8,283
Total Expenses	41,914		36,434							110,791	91,362	128,189	98,990	102,211
Income (loss) from operations	14,064		10,405							60,966	46,259	62,883	65,227	57,838
Interest expense												0	0	0
Provision (benefit) for income taxes												16,556	18,611	15,148
Expenditures for property and equipment												15,498	13,866	9,710
Assets	420,914	391,068	382,459			352,244				420,914	382,459	391,068	352,244	312,642
E-Commerce [Member] | Foreign Country [Member]
Revenue
Pawn loan fees and service charges	0		0							0	0	0	0	0
Proceeds from disposition of merchandise	0		0							0	0	0	0	0
Consumer loan fees	93,105		84,307							272,629	236,992	326,876	225,302	101,943
Other	69		14							92	19	33	286	79
Total revenue	93,174		84,321							272,721	237,011	326,909	225,588	102,022
Disposed merchandise	0		0							0	0	0	0	0
Consumer loan loss provision	40,431		33,361							115,456	104,475	144,063	111,152	48,711
Total cost of revenue	40,431		33,361							115,456	104,475	144,063	111,152	48,711
Net revenue	52,743		50,960							157,265	132,536	182,846	114,436	53,311
Expenses
Operation and administration	31,755		31,051							101,200	85,552	118,156	84,544	42,242
Depreciation and amortization	706		342							2,101	905	1,285	850	276
Total Expenses	32,461		31,393							103,301	86,457	119,441	85,394	42,518
Income (loss) from operations	20,282		19,567							53,964	46,079	63,405	29,042	10,793
Interest expense												0	0	0
Provision (benefit) for income taxes												21,947	9,474	3,274
Expenditures for property and equipment												2,374	1,207	2,977
Assets	216,341	179,554	174,665			135,774				216,341	174,665	179,554	135,774	61,804
Retail Services [Member]
Revenue
Pawn loan fees and service charges	79,298		76,500							227,940	221,450	300,929	282,197	243,713
Proceeds from disposition of merchandise	128,660		153,493							438,909	517,832	703,767	688,854	588,190
Consumer loan fees	29,504		31,445							84,473	89,396	121,892	119,192	113,973
Other	1,797		2,190							7,137	7,597	10,237	11,715	11,178
Total revenue	239,259		263,628							758,459	836,275	1,136,825	1,101,958	957,054
Disposed merchandise	91,101		106,918							301,397	350,878	478,179	447,594	382,467
Consumer loan loss provision	10,037		8,061							23,927	19,130	29,225	24,001	17,437
Total cost of revenue	101,138		114,979							325,324	370,008	507,404	471,595	399,904
Net revenue	138,121		148,649							433,135	466,267	629,421	630,363	557,150
Expenses
Operation and administration	114,051		99,079							301,412	294,558	413,461	372,851	329,762
Depreciation and amortization	10,642		20,072							29,172	36,967	47,612	32,036	27,296
Total Expenses	124,693		119,151							330,584	331,525	461,073	404,887	357,058
Income (loss) from operations	13,428		29,498							102,551	134,742	168,348	225,476	200,092
Interest expense												0	0	0
Provision (benefit) for income taxes												79,657	82,753	72,410
Expenditures for property and equipment												46,801	47,383	31,202
Assets	1,222,283	1,117,038	1,105,208			1,059,271				1,222,283	1,105,208	1,117,038	1,059,271	931,489
Goodwill	459,669	397,845	388,965			352,439				459,669	388,965	397,845	352,439	333,042
Retail Services [Member] | Domestic Country [Member]
Revenue
Pawn loan fees and service charges	77,532		73,209							222,508	210,807	288,161	261,829	221,335
Proceeds from disposition of merchandise	124,352		141,088							425,716	481,558	657,104	636,698	534,878
Consumer loan fees	29,504		31,445							84,473	89,396	121,892	119,192	113,973
Other	1,731		1,938							6,149	7,085	9,028	11,170	10,875
Total revenue	233,119		247,680							738,846	788,846	1,076,185	1,028,889	881,061
Disposed merchandise	87,530		96,315							290,569	318,788	437,099	405,132	338,756
Consumer loan loss provision	10,037		8,061							23,927	19,130	29,225	24,001	17,437
Total cost of revenue	97,567		104,376							314,496	337,918	466,324	429,133	356,193
Net revenue	135,552		143,304							424,350	450,928	609,861	599,756	524,868
Expenses
Operation and administration	111,220		84,874							291,409	264,337	369,174	339,247	304,467
Depreciation and amortization	9,878		7,808							27,579	22,454	30,978	26,165	21,771
Total Expenses	121,098		92,682							318,988	286,791	400,152	365,412	326,238
Income (loss) from operations	14,454		50,622							105,362	164,137	209,709	234,344	198,630
Interest expense												0	0	0
Provision (benefit) for income taxes												77,474	87,940	73,257
Expenditures for property and equipment												43,028	39,038	24,943
Assets	1,102,152	1,031,431	993,598			941,801				1,102,152	993,598	1,031,431	941,801	808,445
Retail Services [Member] | Foreign Country [Member]
Revenue
Pawn loan fees and service charges	1,766		3,291							5,432	10,643	12,768	20,368	22,378
Proceeds from disposition of merchandise	4,308		12,405							13,193	36,274	46,663	52,156	53,312
Consumer loan fees	0		0							0	0	0	0	0
Other	66		252							988	512	1,209	545	303
Total revenue	6,140		15,948							19,613	47,429	60,640	73,069	75,993
Disposed merchandise	3,571		10,603							10,828	32,090	41,080	42,462	43,711
Consumer loan loss provision	0		0							0	0	0	0	0
Total cost of revenue	3,571		10,603							10,828	32,090	41,080	42,462	43,711
Net revenue	2,569		5,345							8,785	15,339	19,560	30,607	32,282
Expenses
Operation and administration	2,831		14,205							10,003	30,221	44,287	33,604	25,295
Depreciation and amortization	764		12,264							1,593	14,513	16,634	5,871	5,525
Total Expenses	3,595		26,469							11,596	44,734	60,921	39,475	30,820
Income (loss) from operations	(1,026)		(21,124)							(2,811)	(29,395)	(41,361)	(8,868)	1,462
Interest expense												0	0	0
Provision (benefit) for income taxes												2,183	(5,187)	(847)
Expenditures for property and equipment												3,773	8,345	6,259
Assets	120,131	85,607	111,610			117,470				120,131	111,610	85,607	117,470	123,044
Corporate [Member]
Revenue
Pawn loan fees and service charges	0		0							0	0	0	0	0
Proceeds from disposition of merchandise	0		0							0	0	0	0	0
Consumer loan fees	0		0							0	0	0	0	0
Other	165		2,029							1,552	2,445	2,618	743	1,679
Total revenue	165		2,029							1,552	2,445	2,618	743	1,679
Disposed merchandise	0		0							0	0	0	0	0
Consumer loan loss provision	0		0							0	0	0	0	0
Total cost of revenue	0		0							0	0	0	0	0
Net revenue	165		2,029							1,552	2,445	2,618	743	1,679
Expenses
Operation and administration	15,237		17,688							51,524	52,464	66,795	65,296	55,202
Depreciation and amortization	4,183		3,623							12,156	10,634	14,544	10,850	8,068
Total Expenses	19,420		21,311							63,680	63,098	81,339	76,146	63,270
Income (loss) from operations	(19,255)		(19,282)							(62,128)	(60,653)	(78,721)	(75,403)	(61,591)
Interest expense												(29,131)	(25,528)	(22,345)
Equity in income (loss) of unconsolidated subsidiary												(295)	(104)	(136)
Provision (benefit) for income taxes												(33,504)	(28,478)	(21,563)
Expenditures for property and equipment												14,726	12,593	15,808
Assets	$ 131,791	$ 130,598	$ 130,075			$ 126,960				$ 131,791	$ 130,075	$ 130,598	$ 126,960	$ 121,251